Unaudited Condensed Consolidated Statement of Operations - USD ($)	1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020		Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 2,000		$ 1,029,776	$ 173,165	$ 3,967,092
Administrative expenses – related party			12,000	8,000	36,000
Franchise tax expense			49,863	61,420	148,870
Loss from operations	(2,000)		(1,091,639)	(242,585)	(4,151,962)
Other income (expense):
Loss upon issuance of private placement warrants				(1,103,400)
Change in fair value of derivative warrant liabilities			2,961,900	(1,810,050)	7,404,750
Offering costs associated with derivative warrant liabilities				(724,418)
Income from investments held in Trust Account			2,659	(1,198)	76,709
Earnings before income taxes				(3,881,651)
Income tax benefit
Net income (loss)	$ (2,000)		$ 1,872,920	$ (3,881,651)	$ 3,329,497
Class A Common Stock
Other income (expense):
Weighted average shares outstanding of Class A common stock, basic and diluted (in Shares)			20,650,000	8,395,699	20,650,000
Basic and diluted net income (loss) per share, Class A common stock (in Dollars per share)			$ 0.07	$ (0.29)	$ 0.13
Weighted average shares outstanding of Class B common stock, basic and diluted (in Shares)		[1]	20,650,000	8,395,699	20,650,000
Basic and diluted net income (loss) per share, Class B common stock (in Dollars per share)				$ (0.29)
Class B Common Stock
Other income (expense):
Weighted average shares outstanding of Class B common stock, basic and diluted (in Shares)	5,000,000	[1]	5,162,500	5,055,914 [2]	5,162,500
Basic and diluted net income (loss) per share, Class B common stock (in Dollars per share)	$ 0		$ 0.07	$ (0.29)	$ 0.13

[1]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; the remaining 587,500 shares of Class B common stock were forfeited on January 8, 2021.
[2]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.